Stockholder's Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 27, 2018	Dec. 31, 2019	Dec. 31, 2018
Stockholder's Equity (Textuals)
Ordinary shares, issued		10,006,142	7,500,000
Ordinary shares, outstanding		10,006,142	7,500,000
Proceeds from issuance of stock		$ 2,925,380
Ordinary shares redeemed, description		The Company were converted into 468,200 ordinary shares on a one-tenth (1/10) ordinary share per right basis if holders of the rights elected to convert their rights into the underlying ordinary shares.
Chardan [Member]
Stockholder's Equity (Textuals)
Proceeds from issuance of stock	$ 100
Unit exercise price	$ 11.50
Aggregate exercise price	$ 2,760,000
Zhongchai Holding [Member]
Stockholder's Equity (Textuals)
Newly issued ordinary shares		7,500,000
Zhou Hanyi [Member]
Stockholder's Equity (Textuals)
Newly issued ordinary shares		50,000
Private Warrants [Member]
Stockholder's Equity (Textuals)
Warrant term		5 years
Exercise price of warrants		$ 0.01
Description of warrant redemption		● at any time while the Public Warrants are exercisable, ● upon not less than 30 days' prior written notice of redemption to each Public Warrant holder, ● if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.50 per share, for any 20 trading days within a 30 trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and ● if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
IPO [Member]
Stockholder's Equity (Textuals)
Cash payment		$ 100
Initial public offering	4,400,000	282,000
Over-allotment option amount	400,000
Ordinary shares redeemed, description		In 2019, in connection with the Business Combination 3,875,458 redeemable shares have been redeemed and 81,400 redeemable shares have been converted into ordinary shares, 1,906,542 ordinary shares left upon consummation of the reverse recapitalization.
Common Stock [Member]
Stockholder's Equity (Textuals)
Existing ordinary shares were converted		468,200